Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Disclosure of related party [text block]	36 – Related Party Transactions Parties are considered to be related if one party has the ability to directly or indirectly control the other party or exercise significant influence over the other party in making financial or operational decisions. The Group’s related parties include: – Key management personnel including close family members and entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel or their close family members – Subsidiaries, joint ventures and associates and their respective subsidiaries – Post-employment benefit plans for the benefit of Deutsche Bank employees Transactions with Key Management Personnel Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of Deutsche Bank, directly or indirectly. The Group considers the members of the Management Board and of the Supervisory Board of the parent company to constitute key management personnel for purposes of IAS 24. Compensation expense of key management personnel in € m. 2022 2021 2020 Short-term employee benefits 37 36 30 Post-employment benefits 5 7 7 Other long-term benefits 15 10 2 Termination benefits 2 6 0 Share-based payment 17 15 8 Total 76 74 47 The above table does not contain compensation that employee representatives and former board members on the Supervisory Board have received. The aggregated compensation paid to such members for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation) amounted to € 1 million as of December 31, 2022, € 1 million as of December 31, 2021 and € 1 million as of December 31, 2020. Among the Group’s transactions with key management personnel as of December 31, 2022, were loans and commitments of € 5 million and deposits of € 8 million. As of December 31, 2021, the Group’s transactions with key management personnel were loans and commitments of € 8 million and deposits of € 13 million. In addition, the Group provides banking services, such as payment and account services as well as investment advice, to key management personnel. Transactions with Subsidiaries, Joint Ventures and Associates Transactions between Deutsche Bank AG and its subsidiaries meet the definition of related party transactions. If these transactions are eliminated on consolidation, they are not disclosed as related party transactions. Transactions between the Group and its associated companies and joint ventures and their respective subsidiaries also qualify as related party transactions. Transactions for subsidiaries, joint ventures and associates are presented combined in below table as these are not material individually. Loans in € m. 2022 2021 Loans outstanding, beginning of year 153 214 Net movement in loans during the period (34) 159 Changes in the group of consolidated companies 0 0 Exchange rate changes/other1 0 (221) Loans outstanding, end of year1,2 119 153 Other credit risk related transactions: Allowance for loan losses 0 0 Provision for loan losses 0 0 Guarantees and commitments 5 28 1 Prior years' comparatives aligned to presentation in the current year. 2. Loans past due were € 0 million as of December 31, 2022 and € 0 million as of December 31, 2021. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2022 and December 31, 2021, respectively. Deposits in € m. 2022 2021 Deposits outstanding, beginning of year 63 49 Net movement in deposits during the period (32) 14 Changes in the group of consolidated companies 0 0 Exchange rate changes/other 0 0 Deposits outstanding, end of year 31 63 Other Transactions Trading assets and positive market values from derivative financial transactions with associated companies amounted to € 3 million as of December 31, 2022, and € 2 million as of December 31, 2021. Trading liabilities and negative market values from derivative financial transactions with associated companies amounted to € 0 million as of December 31, 2022, and € 0 million as of December 31, 2021. Other assets related to transactions with associated companies amounted to € 33 million as of December 31, 2022, and € 42 million as of December 31, 2021. Other liabilities related to transactions with associated companies were € 3 million as of December 31, 2022, and € 1 million as of December 31, 2021. Transactions with Pension Plans Under IFRS, post-employment benefit plans are considered related parties. The Group has business relationships with a number of its pension plans pursuant to which it provides financial services to these plans, including investment management services. The Group’s pension funds may hold or trade Deutsche Bank shares or securities. Transactions with related party pension plans in € m. 2022 2021 Equity shares issued by the Group held in plan assets 0 23 Other assets 5 17 Fees paid from plan assets to asset managers of the Group 20 22 Market value of derivatives with a counterparty of the Group 1,389 765 Notional amount of derivatives with a counterparty of the Group 12,888 12,309